UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06444

Legg Mason Partners Equity Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: October 31

Date of reporting period: July 31, 2016

ITEM 1.	SCHEDULE OF INVESTMENTS.

LEGG MASON PARTNERS EQUITY TRUST

CLEARBRIDGE SELECT FUND

FORM N-Q

JULY 31, 2016

CLEARBRIDGE SELECT FUND

Schedule of investments (unaudited)	July 31, 2016

SECURITY	SHARES	VALUE
COMMON STOCKS - 89.8%
CONSUMER DISCRETIONARY - 11.3%
Auto Components - 1.4%
Fox Factory Holding Corp.	7,182	$137,822	*

Internet & Catalog Retail - 1.8%
Liberty TripAdvisor Holdings Inc., Class A Shares	7,598	179,845	*

Media - 1.7%
Lions Gate Entertainment Corp.	8,767	175,252

Specialty Retail - 6.4%
Advance Auto Parts Inc.	1,284	218,100
CarMax Inc.	1,750	101,955	*
Ross Stores Inc.	5,350	330,791

Total Specialty Retail		650,846

TOTAL CONSUMER DISCRETIONARY		1,143,765

FINANCIALS - 3.4%
Banks - 1.1%
CIT Group Inc.	3,316	114,601

Capital Markets - 1.0%
Financial Engines Inc.	3,725	98,303

Real Estate Management & Development - 1.3%
CBRE Group Inc., Class A Shares	4,706	133,885	*

TOTAL FINANCIALS		346,789

HEALTH CARE - 15.7%
Biotechnology - 1.9%
Alexion Pharmaceuticals Inc.	1,455	187,113	*

Health Care Equipment & Supplies - 4.6%
Endologix Inc.	7,921	111,765	*
Insulet Corp.	5,297	187,461	*
Novadaq Technologies Inc.	15,259	162,661	*

Total Health Care Equipment & Supplies		461,887

Health Care Providers & Services - 1.0%
Surgery Partners Inc.	5,440	98,628	*

Health Care Technology - 2.0%
athenahealth Inc.	1,604	204,975	*

Life Sciences Tools & Services - 4.9%
INC Research Holdings Inc., Class A Shares	4,570	203,411	*
PAREXEL International Corp.	3,178	212,449	*
Patheon NV	3,200	82,752	*

Total Life Sciences Tools & Services		498,612

Pharmaceuticals - 1.3%
Pacira Pharmaceuticals Inc.	3,652	132,385	*

TOTAL HEALTH CARE		1,583,600

INDUSTRIALS - 5.4%
Building Products - 2.0%
Trex Co. Inc.	4,120	199,820	*

Commercial Services & Supplies - 2.1%
Copart Inc.	4,242	213,967	*

Trading Companies & Distributors - 1.3%
H&E Equipment Services Inc.	7,055	131,364

TOTAL INDUSTRIALS		545,151

See Notes to Schedule of Investments.

CLEARBRIDGE SELECT FUND

Schedule of investments (unaudited) (cont’d)	July 31, 2016

SECURITY	SHARES	VALUE
INFORMATION TECHNOLOGY - 50.5%
Electronic Equipment, Instruments & Components - 1.0%
IPG Photonics Corp.	1,200	$101,148	*

Internet Software & Services - 18.4%
Baidu Inc., ADR	1,095	174,762	*
comScore Inc.	3,174	82,365	*
Cornerstone OnDemand Inc.	6,271	270,845	*
LivePerson Inc.	18,188	121,405	*
MercadoLibre Inc.	1,596	244,316
MINDBODY Inc., Class A Shares	12,975	227,971	*
Shopify Inc., Class A Shares	5,915	202,707	*
Wix.com Ltd.	4,330	154,148	*
XO Group Inc.	13,049	237,883	*
Zillow Group Inc., Class A Shares	1,189	46,858	*
Zillow Group Inc., Class C Shares	2,588	101,579	*

Total Internet Software & Services		1,864,839

IT Services - 3.1%
Alliance Data Systems Corp.	480	111,178	*
Visa Inc., Class A Shares	2,546	198,715

Total IT Services		309,893

Software - 25.6%
Adobe Systems Inc.	2,110	206,485	*
Atlassian Corp. PLC, Class A Shares	6,460	193,606	*
Barracuda Networks Inc.	5,236	115,611	*
BroadSoft Inc.	5,808	260,373	*
Citrix Systems Inc.	3,320	295,911	*(a)
Fortinet Inc.	8,654	300,207	*
Imperva Inc.	3,456	162,847	*
MicroStrategy Inc., Class A Shares	604	105,633	*
Mobileye NV	2,369	113,499	*
Monotype Imaging Holdings Inc.	5,425	107,361
Qualys Inc.	5,405	169,663	*
ServiceNow Inc.	3,879	290,615	*
Tableau Software Inc., Class A Shares	2,867	162,014	*
Varonis Systems Inc.	4,134	106,202	*

Total Software		2,590,027

Technology Hardware, Storage & Peripherals - 2.4%
Apple Inc.	2,322	241,976

TOTAL INFORMATION TECHNOLOGY		5,107,883

TELECOMMUNICATION SERVICES - 3.5%
Diversified Telecommunication Services - 3.5%
SBA Communications Corp., Class A Shares	3,095	355,925	*

TOTAL COMMON STOCKS (Cost - $6,407,725)		9,083,113

INVESTMENTS IN UNDERLYING FUNDS - 1.9%
SPDR Series Trust - SPDR S&P Oil & Gas Exploration & Production ETF (Cost - $152,334)	5,580	191,115

PREFERRED STOCKS - 4.0%
CONSUMER DISCRETIONARY - 0.4%
Media - 0.4%
Turn Inc., Series E Shares	12,626	36,363	*(b)(c)(d)

See Notes to Schedule of Investments.

CLEARBRIDGE SELECT FUND

Schedule of investments (unaudited) (cont’d)	July 31, 2016

SECURITY			SHARES	VALUE
INFORMATION TECHNOLOGY - 3.6%
Software - 3.6%
AppDynamics Inc., Series E Shares			14,037	$211,678	*(b)(c)(d)
Datastax Inc.			15,047	59,586	*(b)(c)(d)
DocuSign Inc.			5,919	97,012	*(b)(c)(d)

TOTAL INFORMATION TECHNOLOGY				368,276

TOTAL PREFERRED STOCKS (Cost - $465,308)				404,639

	RATE	MATURITY DATE	FACE AMOUNT
CONVERTIBLE BONDS & NOTES - 1.5%
CONSUMER DISCRETIONARY - 0.0%
Media - 0.0%
Turn Inc., Subordinated Convertible Promissory Note	1.480%	3/2/23	$3,927	3,927	(b)(c)(d)

ENERGY - 1.5%
Energy Equipment & Services - 1.5%
Newpark Resources Inc., Senior Notes	4.000%	10/1/17	151,000	148,357

TOTAL CONVERTIBLE BONDS & NOTES (Cost - $140,959)				152,284

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $7,166,326)				9,831,151

			SHARES
SHORT-TERM INVESTMENTS - 2.0%
State Street Institutional Liquid Reserves Fund, Premier Class (Cost - $202,428)	0.460%		202,428	202,428

TOTAL INVESTMENTS - 99.2% (Cost - $7,368,754#)				10,033,579
Other Assets in Excess of Liabilities - 0.8%				84,940

TOTAL NET ASSETS - 100.0%				$10,118,519

*	Non-income producing security.

(a)	All or a portion of this security is pledged as collateral for written options.

(b)	Illiquid security.

(c)	Security is valued in good faith in accordance with procedures approved by the Board of Trustees (See Note 1).

(d)	Restricted Security (See Note 3).

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

ADR	— American Depositary Receipts
ETF	— Exchange-Traded Fund

SCHEDULE OF WRITTEN OPTIONS

SECURITY	EXPIRATION DATE	STRIKE PRICE	CONTRACTS	VALUE
Citrix Systems Inc., Call (Premiums received - $553)	8/19/16	$92.50	7	$455

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

ClearBridge Select Fund (the “Fund”) is a separate non-diversified investment series of Legg Mason Partners Equity Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Notes to Schedule of Investments (unaudited) (continued)

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments†:
Common Stocks	$9,083,113	—	—	$9,083,113
Investments in Underlying Funds	191,115	—	—	191,115
Preferred Stocks:
Consumer Discretionary	—	—	$36,363	36,363
Information Technology	—	—	368,276	368,276
Convertible Bonds & Notes:
Consumer Discretionary	—	—	3,927	3,927
Energy	—	$148,357	—	148,357

Total Long-Term Investments	$9,274,228	$148,357	$408,566	$9,831,151

Short-Term Investments†	$202,428	—	—	$202,428

Total Investments	$9,476,656	$148,357	$408,566	$10,033,579

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Other Financial Instruments:
Written Options	$455	—	—	$455

†	See Schedule of Investments for additional detailed categorizations.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	PREFERRED STOCKS		CONVERTIBLE BONDS & NOTES
INVESTMENTS IN SECURITIES	CONSUMER DISCRETIONARY	INFORMATION TECHNOLOGY	CONSUMER DISCRETIONARY	TOTAL
Balance as of October 31, 2015	$59,090	$345,053	—	$404,143
Accrued premiums/discounts	—	—	—	—
Realized gain (loss)	—	—	—	—
Change in unrealized appreciation (depreciation)[1]	(22,727)	23,223	$1	497
Purchases	—	—	3,926	3,926
Sales	—	—	—	—
Transfers into Level 3	—	—	—	—
Transfers out of Level 3	—	—	—	—

Balance as of July 31, 2016	$36,363	$368,276	$3,927	$408,566

Net change in unrealized appreciation (depreciation) for investments in securities still held at July 31, 2016[1]	$(22,727)	$23,223	$1	$497

The Fund’s policy is to recognize transfers between levels as of the end of the reporting period.

[1]

Change in unrealized appreciation (depreciation) includes net unrealized appreciation (depreciation) resulting from changes in investment values during the reporting period and the reversal of previously recorded unrealized appreciation (depreciation) when gains or losses are realized.

Notes to Schedule of Investments (unaudited) (continued)

The following table summarizes the valuation techniques used and unobservable inputs approved by the Valuation Committee to determine the fair value of certain, material Level 3 investments. The table does not include Level 3 investments with values derived utilizing prices from prior transactions or third party pricing information without adjustment (e.g., broker quotes, pricing services, net asset values).

	Fair Value at 7/31/16 (000’s)	Valuation Technique(s)	Unobservable Input(s)	Range/ Weighted Average	Impact to Valuation from an Increase in Input*
Preferred Stock	$212	Market Approach	Revenue Multiple	6.8x	Increase
			Premium	10%	Increase

*	This column represents the directional change in the fair value of the Level 3 investments that would result in an increase from the corresponding unobservable input. A decrease to the unobservable input would have the opposite effect. Significant increases and decreases in these unobservable inputs in isolation could result in significantly higher or lower fair value measurements.

2. Investments

At July 31, 2016, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$2,998,666
Gross unrealized depreciation	(333,841)

Net unrealized appreciation	$2,664,825

3. Restricted securities

The following Fund investments are restricted as to resale and, in the absence of readily ascertainable market values, are valued in good faith in accordance with procedures approved by the Board of Trustees.

Security	Number of Shares/ Face Amount	Acquisition Date	Cost	Fair Value at 7/31/2016	Value per Share/ Face Amount	Percent of Net Assets
AppDynamics Inc., Series E Shares	14,037	7/14	$138,997	$211,678	$15.08	2.09%
Datastax Inc.	15,047	8/14	107,998	59,586	3.96	0.59
DocuSign Inc.	5,919	4/15	113,012	97,012	16.39	0.96
Turn Inc., Series E Shares	12,626	12/13	105,301	36,363	2.88	0.36
Turn Inc., Subordinated Convertible Promissory Note	$3,927	3/16	3,926	3,927	100.00	0.04%

			$469,234	$408,566		4.04%

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Equity Trust

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	September 21, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	September 21, 2016

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	September 21, 2016